Income tax expense (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of tax expense attributable to loss

	Unaudited
	June 30, 2025	June 30, 2024
	US$	US$

Tax expense attributable to loss is made up of:
- Current income tax	(27,473)	146,480
- Movements in deferred tax liabilities	129,000	2,000
	101,527	148,480

Schedule of income tax rates to profit or loss before income tax expense

The tax on profit or loss before income tax differs from the theoretical amount that would arise using the Singapore standard rate of income tax expense as follows :

	Unaudited
	June 30, 2025	June 30, 2024
	US$	US$

Loss before income tax	(2,465,679)	(322,944)

Tax calculated at tax rate of 17% (2023: 17%)	(419,165)	(54,900)
Effects of:
- Expenses not deductible for tax purposes	410,590	178,809
- Income not subject to tax	(65,069)	(43,011)
- Temporary difference	175,171	67,582
	101,527	148,480